Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

(U.S. Dollars in thousands)	Above market time charter Tordis Knutsen	Above market time charter Vigdis Knutsen	Total intangibles
Intangibles, December 31, 2016	$—	$—	$—
Additions	1,468	1,458	2,926
Amortization for the year	(253)	(176)	(429)

Intangibles, December 31, 2017	$1,215	$1,282	$2,497

Additions	—	—	—
Amortization for the period	(152)	(150)	(302)

Intangibles, June 30, 2018	$1,063	$1,132	$2,195